Financial assets and liabilities	12 Months Ended
Dec. 31, 2023
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Financial assets and liabilities

Note 10. Financial assets and liabilities

10.1 Accounting principles

Financial assets

Under IFRS 9, Cellectis holds either:

•
financial assets measured at amortized cost or;
•
financial assets measured at fair value through profit or loss.

Trade and other receivables are initially recorded at fair value, which is the nominal value of invoices unless payment terms require a material adjustment for the time value discounting effect at market interest rates. Trade receivables are subsequently measured at amortized cost. A provision for expected credit losses for trade and other receivables is recognized if their recoverable amount is less than their carrying amount. Cellectis trade and other receivables are impaired according to the expected loss model.

Receivables are classified as current assets, except for those with a maturity exceeding 12 months after the reporting date.

Government grants to Cellectis related to research and development expenses for research programs are recognized as subsidies receivables in the period in which the expenses subject to the subsidy have been incurred, provided there is a reasonable assurance that we will comply with conditions attached to the subsidy and that the subsidy will be received.

Financial liabilities

Financial liabilities include trade and other payables, finance leases, State Guaranteed loans « PGE », EIB loan and warrants and a tenant improvement loan related to our headquarters in New-York.

We initially recognize financial liabilities on the transaction date, which is the date that we become a party to the contractual provisions of the instrument.

We derecognize financial liabilities when our contractual obligations are discharged, canceled or expire. In the event of a substantive renegotiation of our contractual obligations, we examine whether the derecognition of the original financial liability and the recognition of a new financial liability is necessary, based on the derecognition criteria set out in IFRS 9. Renegotiations that result in a derecognition of the original liability include those that introduce significant new features into the instrument or a significant extension of the term of the instrument.

Financial liabilities other than dervivative are valued at amortized cost. The amount of interest recognized in financial expenses is calculated by applying the financial liability’s effective interest rate to its carrying amount. Any difference between the expense calculated using the effective interest rate and the actual interest payment impacts the value at which the financial liability is recognized. Derivative liabilities are initially recognized and subsequently measured at fair value, with any resultant gains or losses recognised in profit or loss.

Liabilities for short term employee benefits are included in financial liabilities. They are recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if we have a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

10.2 Detail of financial assets and liabilities

The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value Hierarchy
As of December 31, 2022	Fair value through profit and loss	Amortized cost		Level 1	Level 2	Level 3
	$ in thousands
Financial assets
Non-current financial assets	4,716	4,075	8,791	4,716
Trade receivables	-	772	772
Subsidies receivables	-	14,496	14,496
Current financial assets	7,907	-	7,907			7,907
Cash and cash equivalents	89,789	-	89,789	89,789
Total financial assets	102,413	19,343	121,756	94,506	-	7,907

Financial liabilities	-	-	-
Non-current lease debts	-	49,358	49,358
Non-current financial liabilities	-	20,531	20,531
Current lease debts	-	7,872	7,872
Current financial liabilities	-	5,088	5,088
Trade payables	-	21,456	21,456
Other current liabilities	-	13,179	13,179
Total financial liabilities	-	117,484	117,484	-	-	-

	Accounting category		Book value on the statement of financial position	Fair Value Hierarchy
As of December 31, 2023	Fair value through profit and loss	Amortized cost		Level 1	Level 2	Level 3
	$ in thousands
Financial assets
Non-current financial assets	4,656	3,197	7,853	4,656
Trade receivables	-	569	569
Subsidies receivables	-	20,900	20,900
Current financial assets	67,107	0	67,107	24,413		42,694
Cash and cash equivalents	136,708	-	136,708	136,708
Total financial assets	208,471	24,666	233,136	165,777	-	42,694

Financial liabilities
Non-current lease debts	-	42,948	42,948
Non-current derivative instruments (EIB warrants)	7,797	-	7,797			7,797
Other non-current financial liabilities	-	41,327	41,327
Current lease debts	-	8,502	8,502
Current financial liabilities	-	5,289	5,289
Trade payables	-	19,069	19,069
Other current liabilities	-	10,219	10,219
Total financial liabilities	7,797	127,354	135,151	-	-	7,797

Entity-wide disclosures:

In 2023, approximately $0.8 million of our non-current financial assets related to France, while approximately $7.1 million related to the United States.

In 2022, approximately $0.7 million of our non-current financial assets related to France, while approximately $8.1 million related to the United States.

In 2021, approximately $1 million of our non-current financial assets relate to France, while approximately $6 million relate to the United States.

10.3. Financial risks management

We have exposure to the following risks arising from financial instruments:

Foreign exchange risk

A portion of our revenue is generated in currencies other than euro. Although our strategy is to favor the euro as our transaction currency when signing contracts, some agreements have been signed in US dollars (our agreements with Allogene Therapeutics, Inc., AstraZeneca).

As of December 31, 2023, 87% of our cash and cash equivalents were denominated in US dollars. As of December 31, 2022, 59% of our cash and cash equivalents were denominated in US dollars. As of December 31, 2021, 57% of our cash and cash equivalents were denominated in US dollars.

As of December 31, 2022 and 2023, we did not hold derivative financial instruments to hedge foreign currency exchange risks.

Liquidity risk

As of December 31, 2023, our financial debt primarily consists of lease debts for $51.5 million, a loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance in the form of a state-guaranteed loan (Prêt Garanti par l’Etat) (the“PGE”) for 18.5 million euros of which $14.1 million remaining debt, the 2021 and 2022 Research Tax Credit financing with BPI for $11.9 million, and a liability related to the EIB loan of $20 million .

We have incurred losses and cumulative negative cash flows from operations since our inception in 2000, and we anticipate that we will continue to incur losses for at least the next several years.

With cash and cash equivalents of $136.7 million as of December 31, 2023, taking into account the €15.0 million under Tranche B of the €40.0 million Finance Contract with EIB received in January 2024, and the $140 million equity investment we expect to receive pursuant to the Subsequent Investment Agreement, the Company believes its cash and cash equivalents will be sufficient to fund its operations into, assuming receipt of such funds, 2026 and therefore for at least twelve months following the consolidated financial statements’ publication.

Interest rate risk

We seek to engage in prudent management of our cash and cash equivalents, mainly cash on hand and common financial instruments (typically short- and mid-term deposits). Furthermore, the interest rate risk related to cash, cash equivalents and common financial instruments is not significant based on the quality of the financial institutions with which we work.

Our main interest-bearing financial debts, the "PGE" loans and our loans under the Finance Contract with EIB, are at fixed rates and do not expose us to interest rate risks.

Share price risk

We have financial instruments whose value depends on Cellectis share price, in particular the warrants granted to EIB under the Finance Contract. Under the terms of the Warrant Agreement that supplements the Finance Contract, we are committed in the event of exercise of the warrants by the EIB to deliver Cellectis ordinary shares, the fair value of which will depend on the future share price.

Credit risk

Credit risk is the risk of our financial loss if a customer or counterparty to a financial instrument default on its contract commitments. We are exposed to credit risk due to our trade receivables, subsidies receivables and cash equivalents.

Our policy is to manage our risk by dealing with third parties with good credit standards.